Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Entities included in consolidation

Company name	Vessel name	Country of incorporation	2021	2020
Libra Shipping Enterprises Corporation(1)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Felicity Shipping Corporation(2)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Gemini Shipping Corporation(3)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Galaxy Shipping Corporation(4)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Palermo Shipping S.A.(5)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Customized Development S.A.	Navios Fulvia	Liberia	01/01 – 06/30	01/01 – 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Golem Navigation Limited(13)	Navios Soleil	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Perigiali Navigation Limited(12)	Navios Beaufiks	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Wave Shipping Corp.	Navios Libertas	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Avery Shipping Company	Navios Symphony	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Dune Shipping Corp.(6)	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Citrine Shipping Corporation	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Cavalli Navigation Inc.	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Seymour Trading Limited(32)	Navios Altair I	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Goldie Services Company	Navios Symmetry	Marshall Is.	01/01 – 06/30	01/01 – 06/30

Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Triangle Shipping Corporation	Navios Mars	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Oceanus Shipping Corporation(7)(19)	Castor N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Cronus Shipping Corporation(7)	Protostar N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Leto Shipping Corporation(7)(17)	Esperanza N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Dionysus Shipping Corporation(7)(30)	Harmony N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Prometheus Shipping Corporation(7)(18)	Solar N	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Camelia Shipping Inc.(8)	Navios Camelia	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Anthos Shipping Inc.(8)	Navios Anthos	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Azalea Shipping Inc.(8)(31)	Navios Azalea	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Amaryllis Shipping Inc.(8)	Navios Amaryllis	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Zaffre Shipping Corporation(14)	Serenitas N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Wenge Shipping Corporation(14)(20)	Joie N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Sunstone Shipping Corporation(14)	Copernicus N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Fandango Shipping Corporation(14)	Unity N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Flavescent Shipping Corporation(14)	Odysseus N	Marshall Is.	01/01 – 06/30	06/29 – 06/30
Emery Shipping Corporation(15)	Navios Gem	Marshall Is.	01/01 – 06/30	—
Rondine Management Corp.(15)	Navios Victory	Marshall Is.	01/01 – 06/30	—
Solange Shipping Ltd.(16)	Navios Avior	Marshall Is.	03/30 – 06/30	—
Mandora Shipping Ltd.(16)	Navios Centaurus	Marshall Is.	03/30 – 06/30	—
Olympia II Navigation Limited	Navios Domino	Marshall Is.	03/31 – 06/30	—
Pingel Navigation Limited	Navios Delight	Marshall Is.	03/31 – 06/30	—
Ebba Navigation Limited	Navios Destiny	Marshall Is.	03/31 – 06/30	—
Clan Navigation Limited	Navios Devotion	Marshall Is.	03/31 – 06/30	—
Sui An Navigation Limited(23)	Navios Dedication	Marshall Is.	03/31 – 06/30	—
Bertyl Ventures Co.	Navios Azure	Marshall Is.	03/31 – 06/30	—
Silvanus Marine Company	Navios Summer	Marshall Is.	03/31 – 06/30	—
Anthimar Marine Inc.	Navios Amarillo	Marshall Is.	03/31 – 06/30	—
Enplo Shipping Limited	Navios Verde	Marshall Is.	03/31 – 06/30	—
Morven Chartering Inc.	Navios Verano	Marshall Is.	03/31 – 06/30	—
Rodman Maritime Corp.	Navios Spring	Marshall Is.	03/31 – 06/30	—
Isolde Shipping Inc.	Navios Indigo	Marshall Is.	03/31 – 06/30	—
Velour Management Corp.	Navios Vermilion	Marshall Is.	03/31 – 06/30	—
Evian Shiptrade Ltd.	Navios Amaranth	Marshall Is.	03/31 – 06/30	—
Theros Ventures Limited	Navios Lapis	Marshall Is.	03/31 – 06/30	—
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	03/31 – 06/30	—
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	03/31 – 06/30	—
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	03/31 – 06/30	—
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	03/31 – 06/30	—
Thetida Marine Co.	Navios Magnolia	Marshall Is.	03/31 – 06/30	—
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	03/31 – 06/30	—
Peran Maritime Inc.	Navios Felicitas	Marshall Is.	03/31 – 06/30	—
Nefeli Navigation S.A.	Navios Unison	Marshall Is.	03/31 – 06/30	—
Fairy Shipping Corporation	Navios Utmost	Marshall Is.	03/31 – 06/30	—
Limestone Shipping Corporation	Navios Unite	Marshall Is.	03/31 – 06/30	—
Crayon Shipping Ltd	Navios Miami	Marshall Is.	03/31 – 06/30	—
Chernava Marine Corp.	Bahamas	Marshall Is.	03/31 – 06/30	—
Proteus Shiptrade S.A	Bermuda	Marshall Is.	03/31 – 06/30	—
Vythos Marine Corp.	Navios Constellation	Marshall Is.	03/31 – 06/30	—

Prosperity Shipping Corporation	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Aldebaran Shipping Corporation	—	Marshall Is.	01/01 – 06/30	01/01 – 06/30
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	01/01 – 06/30	01/01 – 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Navios Maritime Operating LLC.	N/A	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	01/01 – 06/30	01/01 – 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Navios Maritime Containers Sub L.P.	Sub-Holding Company	Marshall Is.	03/31 – 06/30	—
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	03/31 – 06/30	—
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	03/31 – 06/30	—
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	03/31 – 06/30	—
Iliada Shipping S.A.	Operating Company	Marshall Is.	03/31 – 06/30	—
Vinetree Marine Company	Operating Company	Marshall Is.	03/31 – 06/30	—
Afros Maritime Inc.	Operating Company	Marshall Is.	03/31 – 06/30	—
Cavos Navigation Co.(9)	Navios Libra	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Perivoia Shipmanagement Co.(10)	Navios Amitie	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Pleione Management Limited(10)	Navios Star	Marshall Is.	01/01 – 06/30	01/01 – 06/30
Bato Marine Corp.(21)	TBN 1	Marshall Is.	03/05 – 06/30	—
Agron Navigation Company(21)	TBN 2	Marshall Is.	03/05 – 06/30	—
Teuta Maritime S.A.(21)	TBN 3	Marshall Is.	03/05 – 06/30	—
Ambracia Navigation Company(21)	TBN 4	Marshall Is.	03/05 – 06/30	—
Artala Shipping Co.(22)	TBN 5	Marshall Is.	03/05 – 06/30	—
Migen Shipmanagement Ltd.	Sub-Holding Company	Marshall Is.	03/05 – 06/30	—
Bole Shipping Corporation(24)	Spectrum N	Marshall Is.	04/28 – 06/30	—
Brandeis Shipping Corporation(24)	Ete N	Marshall Is.	05/10 – 06/30	—
Buff Shipping Corporation(24)	Fleur N	Marshall Is.	05/10 – 06/30	—
Morganite Shipping Corporation(25)	TBN 6	Marshall Is.	06/01 – 06/30	—
Balder Martitime Ltd.(26)	Navios Koyo	Marshall Is.	06/04 – 06/30	—
Melpomene Shipping Corporation(27)	TBN 8	Marshall Is.	06/23 – 06/30	—
Urania Shipping Corporation(27)	TBN 9	Marshall Is.	06/23 – 06/30	—
Terpsichore Shipping Corporation(28)	TBN 10	Marshall Is.	06/23 – 06/30	—
Erato Shipping Corporation(28)	TBN 11	Marshall Is.	06/23 – 06/30	—
Lavender Shipping Corporation(29)	Navios Ray	Marshall Is.	06/30 – 06/30	—
Nostos Shipmanagement Corp. (29)	Navios Bonavis	Marshall Is.	06/30 – 06/30	—

(1)	The vessel was sold on December 14, 2018.
(2)	The vessel was sold on December 4, 2018.
(3)	The vessel was sold on December 21, 2017.
(4)	The vessel was sold on April 23, 2019.
(5)	The vessel was sold on April 21, 2017.
(6)	The vessel was sold on January 12, 2017.
(7)	The vessels were acquired on December 13, 2019, following the liquidation of Navios Europe I.
(8)	The vessels were acquired on December 16, 2019.
(9)	The vessel was delivered on July 24, 2019 (see Note 17 - Leases).
(10)	The vessels were delivered on May 28, 2021 and June 10, 2021 (see Note 17 - Leases).
(11)	Not a vessel-owning subsidiary and only holds right to charter-in contracts.
(12)	Vessels under the sale and leaseback transaction (see Note 17 - Leases).
(13)	The vessel was sold on December 10, 2020 (see Note 5 – Vessels, net).
(14)	The vessels were acquired on June 29, 2020, following the liquidation of Navios Europe II (see Note 5 - Vessels, net).
(15)	The vessels were acquired on September 30, 2020, from Navios Holdings (see Note 5 - Vessels, net).
(16)	The vessels were acquired on March 30, 2021, from Navios Holdings (see Note 5 – Vessels, net).
(17)	The vessel was sold on January 13, 2021(see Note 5 – Vessels, net).

(18)	The vessel was sold on January 28, 2021 (see Note 5 – Vessels, net).
(19)	The vessel was sold on February 10, 2021 (see Note 5 – Vessels, net).
(20)	The vessel was sold on March 25, 2021 (see Note 5 – Vessels, net).
(21)	Expected to be delivered by the second half of 2022.
(22)	Expected to be delivered in the second quarter of 2023.
(23)	The vessel was sold on July 31, 2021.
(24)	The vessels were acquired on May 10, 2021 (see Note 5 – Vessels, net).
(25)	Expected to be delivered in the first quarter of 2023.
(26)	The vessel was acquired on June 4, 2021, from Navios Holdings (see Note 5 - Vessels, net).
(27)	Expected to be delivered by the second half of 2023.
(28)	Expected to be delivered by the first half of 2024.
(29)	The vessel was acquired on June 30, 2021, from Navios Holdings (see Note 5 - Vessels, net).
(30)	The vessel was sold on August 16, 2021.
(31)	The vessel was sold on August 13, 2021.
(32)	The vessel was agreed to be sold and the sale is expected to be completed during the third quarter of 2021.